UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  September 30, 2011

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          October 24, 2011


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        38
FORM 13F INFORMATION VALUE TOTAL:              $280987

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1714     33511   Sole		     33511
Apple Computer  Common  037833100    720      1889   Sole                     1889
Arbitron Inc.   Common  03875Q108    305      9206   Sole                     9206
Automatic Data 	Common	053015103   1206     25579   Sole                    25579
Berkshire Hath	Common	084670108  60022       562   Sole                      562
Berkshire Hath	Common	084670702  17689    248994   Sole                   248994
Buckeye PartnersCommon  118230101    353      5650   Sole                     5650
Chevron Corp    Common	166764100    582      6290   Sole                     6290
Cisco Systems	Common	17275R102  21215   1368741   Sole                  1368741
Coca-Cola Co.	Common	191216100  12963    191868   Sole                   191868
Computer ScienceCommon  205363104    201      7500   Sole                     7500
Deutsce Bk ETF  ETF     73935S105    489     19000   Sole                    19000
Emerson Elec.	Common	291011104    708     17150   Sole                    17150
ExxonMobil	Common	30231G102   4498     61934   Sole                    61934
Federated Inves Common  314211103    396     16600   Sole                    16600
General ElectricCommon	369604103   2674    175691   Sole                   175691
Hersey Foods	Common  427866108    320      5402   Sole                     5402
Hewlett-Packard Common  428236103    722     32161   Sole                    32161
H.J. Heinz Co.	Common	423074103    992     19661   Sole		     19661
IBM		Common	459200101   1735      9924   Sole                     9924
Intel Corp.	Common	458140100   4903    229794   Sole                   229794
Int'l Gvt Infla ETF     78464A490    543      9500   Sole                     9500
Johnson & JohnsoCommon	478160104  28351    445134   Sole                   445134
Linear TechnologCommon	535678106  24514    886566   Sole		    886566
Mastercard Inc  Common  57636Q104    317      1000   Sole                     1000
Medtronic	Common	585055106   5693    171269   Sole                   171269
Microsoft	Common	594918104  25834   1037943   Sole                  1037943
3M Company 	Common	88579Y101   1186     16514   Sole                    16514
Moody's Corp.	Common	615369105  16088    528339   Sole		    528339
Neustar Inc.    Common  64126X201    274     10900   Sole                    10900
PepsiCo		Common	713448108   1034     16708   Sole                    16708
Pfizer Inc.	Common	717081103    228     11059   Sole                    11059
Procter & GambleCommon	742718109  20481    324171   Sole                   324171
Royal Dutch ScheCommon  780259206    255      4143   Sole                     4143
Verizon Commun  Common  92343V104    222      6038   Sole                     6038
Walgreen Co.	Common	931422109  17135    520988   Sole                   520988
Wal-mart Stores Common  931142103    262      5052   Sole                     5052
Walt Disney Co.	Common	254687106    549     18199   Sole                    18199
Western Union   Common  959802109   3896    254788   Sole		    254788
Wright Express  Common  98233Q105    342      8980   Sole                     8980